WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.1%
	BRAZIL — 12.1%
50,263	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$1,248,194
92,740	Inter & Co., Inc. - Class A	855,990
16,522	NU Holdings, Ltd. - Class A*	264,517
50,518	TOTVS S.A.	435,957
82,421	Vivara Participacoes S.A.	442,279
		3,246,937
	CANADA — 2.2%
2,399	Celestica, Inc.*	591,066
	CYPRUS — 0.9%
448,858	Cairo Mezz PLC*	237,128
	GREECE — 3.0%
93,496	Piraeus Financial Holdings S.A.*	791,829
	INDIA — 15.4%
25,038	Entero Healthcare Solutions Ltd.*	314,171
84,119	Eureka Forbes Ltd.*	539,974
400,012	Federal Bank, Ltd.	869,190
36,127	ICICI Bank Ltd.	548,483
42,481	KEC International Ltd.	417,663
486,353	NHPC Ltd.	472,830
23,036	PB Fintech, Ltd.*	441,579
17,384	Phoenix Mills Ltd.	304,552
13,870	Reliance Industries Ltd.	213,075
		4,121,517
	INDONESIA — 1.9%
552,035	Bank Central Asia Tbk P.T.	252,581
929,679	Bank Mandiri Persero Tbk P.T.	245,460
		498,041
	JAPAN — 2.1%
2,200	Maruwa Co., Ltd.	575,718
	KAZAKSTAN — 0.6%
1,849	Kaspi.KZ JSC - ADR	151,026
	MEXICO — 5.7%
63,573	Cemex S.A.B. de C.V. - ADR	571,521
28,677	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	371,086
26,230	Qualitas Controladora S.A.B. de C.V.	239,835

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MEXICO (Continued)
37,091	Regional S.A.B. de C.V.	$333,917
		1,516,359
	PERU — 2.5%
2,557	Credicorp Ltd.	680,878
	SAUDI ARABIA — 1.3%
7,742	Bupa Arabia for Cooperative Insurance Co.	340,423
	SINGAPORE — 6.5%
9,720	Sea Ltd. - ADR*	1,737,256
	SOUTH AFRICA — 3.3%
2,130	Capitec Bank Holdings Ltd.	428,467
110,904	OUTsurance Group, Ltd.	460,441
		888,908
	SOUTH KOREA — 17.3%
1,580	APR Corp.*	281,530
23,151	Coupang, Inc.*	745,462
3,633	Coway Co., Ltd.	255,052
2,224	D'Alba Global Co., Ltd.*	259,325
4,713	HD Hyundai Marine Solution Co., Ltd.	705,413
1,774	Hyundai Rotem Co., Ltd.	276,901
14,301	Seoul Guarantee Insurance Co.	520,852
8,566	Shinhan Financial Group Co., Ltd.	432,253
4,673	SK Hynix, Inc.	1,157,384
		4,634,172
	TAIWAN — 18.3%
19,507	Bizlink Holding, Inc.	659,247
167,109	Lite-On Technology Corp.	945,807
10,060	MediaTek, Inc.	434,048
66,393	Taiwan Semiconductor Manufacturing Co., Ltd.	2,842,800
		4,881,902
	UNITED KINGDOM — 2.0%
125,353	Baltic Classifieds Group PLC	522,585
	TOTAL COMMON STOCKS
	(Cost $20,258,560)	25,415,745

WCM Focused Emerging Markets ex China Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 2.0%
$541,537	UMB Bank, Money Market Special II, 3.94%[1]	$541,537
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $541,537)	541,537
	TOTAL INVESTMENTS — 97.1%
	(Cost $20,800,097)	25,957,282
	Other Assets in Excess of Liabilities — 2.9%	770,551
	TOTAL NET ASSETS — 100.0%	$26,727,833

ADR – American Depository Receipt
JSC – Joint Stock Company
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.